SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

In accordance with the Statement of Financial Accounting Standards (“SFAS”) 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the consolidated financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.

NOTE 8 – SUBSEQUENT EVENTS

In accordance with the Statement of Financial Accounting Standards (“SFAS”) 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the consolidated financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements except as follows:

Subsequent to December 31, 2022 the Company issued 569,889,500 shares related to the Share Exchange Agreement -see Note 7. Common Stock and Common Stock Payable. These shares were valued at a par value of $0.001, or $569,889.